Jun. 30, 2023
First Trust TCW Securitized Plus ETFMember

Revision to Principal Investment Strategy

Notwithstanding anything to the contrary in the Fund’s prospectus or statement of additional information, effective as of the date set forth above, the second paragraph set forth in the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund will invest at least 50% of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). Government agency or instrumentality securities have different levels of credit support. The Fund may also invest up to 50% of its total assets in non-agency, non-government sponsored entity securities and privately-issued mortgage-related and other asset-backed securities including residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and CLOs (“Private MBS/ABS”). The Fund may enter into a TBA (defined below) agreement and “roll over” such agreement prior to the settlement date by selling the obligation to purchase the securities set forth in the agreement and entering into a new TBA agreement for future delivery. A TBA roll requires several transactions and may require several days to close. During a TBA roll, the Fund’s balance sheet assets may reflect additional receivables until the transaction settles and will account for these receivables through using the market value of the securities held in the portfolio as the denominator for calculating the Fund’s stated 50% policy.